Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents.
Cash and cash equivalents	€ 120,552	€ 128,562	€ 94,775	€ 100,431	€ 156,402	€ 187,524